As filed with the Securities and Exchange Commission on March 15, 2012

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 774-3768

With a copy to:

Christopher O. Petersen
c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Kurt J. Decko K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 15th day of March, 2012.

COLUMBIA ETF TRUST

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of March, 2012.

Signature	Capacity

/s/ J. Kevin Connaughton	President
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer
Michael G. Clarke	(Principal Financial Officer)

/s/ Stephen R. Lewis, Jr.*	Chair of the Board
Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz*	Trustee
Kathleen A. Blatz

/s/ Pamela G. Carlton*	Trustee
Pamela G. Carlton

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

/s/ John F. Maher*	Trustee
John F. Maher

/s/ Catherine James Paglia*	Trustee
Catherine James Paglia

/s/ Leroy C. Richie*	Trustee
Leroy C. Richie

/s/ Alison Taunton-Rigby*	Trustee
Alison Taunton-Rigby

/s/ William F. Truscott*	Trustee
William F. Truscott

* By	/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro, pursuant to a power of attorney previously filed.

Exhibit Index

Exhibit 101	Risk/Return Summary in Interactive Data Format.